Investments (Credit Loss Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at January 1,	$ 378	$ 392
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	2	6
Additional impairments — credit loss OTTI recognized on securities previously impaired	25	69
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(40)	(87)
Securities impaired to net present value of expected future cash flows	(7)	0
Increases in cash flows — accretion of previous credit loss OTTI	(1)	(2)
Balance at December 31,	$ 357	$ 378